Debt (Details) - Part 4 - USD ($)								1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Oct. 01, 2023	Aug. 31, 2023	Aug. 10, 2023	May 30, 2023	Mar. 31, 2023	Dec. 28, 2021	Mar. 18, 2021	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Debt (Details) - Part 4 [Line Items]
Proceeds from issuance of convertible debentures											$ 650,000	$ 1,252,000		$ 1,612,000	$ 2,102,500
Amortization of debt issuance costs											$ 128,583	104,878		189,414	9,460
IPO [Member]
Debt (Details) - Part 4 [Line Items]
Debt instrument, convertible, conversion price (in Dollars per share)		$ 4
Debt instrument, convertible, beneficial conversion feature		$ 1,569,395
Convertible Debenture Principal Conversion to Class A Common Stock [Member]
Debt (Details) - Part 4 [Line Items]
Debt conversion, original debt, amount		4,014,500
Convertible Debenture Interest Conversion to Class A Common Stock [Member]
Debt (Details) - Part 4 [Line Items]
Debt conversion, original debt, amount		$ 399,818
Convertible Debenture Conversion to Class A Common Stock [Member]
Debt (Details) - Part 4 [Line Items]
Debt conversion, Converted instrument, Shares issued (in Shares)		1,495,295
Debt instrument, convertible, conversion price (in Dollars per share)		$ 3
Convertible Debentures [Member]
Debt (Details) - Part 4 [Line Items]
Proceeds from issuance of convertible debentures						$ 2,102,500	$ 2,102,500	$ 650,000						$ 1,612,000	2,102,500
Debt instrument, interest rate during period						6.00%	6.00%	6.00%					6.00%	6.00%
Debt conversion stock price discount									25.00%		25.00%
Long term debt term					5 years			5 years
Convertible Debenture principal balance														$ 3,714,500	2,102,500
Issuance Cost									$ 40,000		$ 40,000				40,000
Amortization of debt issuance costs									2,015	$ 2,015	5,890	$ 5,980		7,996	$ 6,309
Convertible debt									100,000		100,000			$ 3,714,500
Loans Payable [Member]
Debt (Details) - Part 4 [Line Items]
Issuance Cost				$ 50,000
Repayments of debt									876,576		1,105,960
Proceeds from issuance of debt			$ 507,460	1,050,000
Debt instrument periodic payment of principal and interest			$ 76,071	$ 57,346
Description of the frequency of periodic payments			20 weeks	26 weeks
Debt instrument, date of first required payment				Jun. 06, 2023
Effective interest rate for the funds borrowed			41.00%	49.00%
Debt instrument, unamortized discount				$ 441,000
Amortization of debt issuance cost and debt discount									152,711		458,100
Long term debt									$ 1,024,040		$ 1,024,040
Subsequent Event [Member] | Convertible Debentures [Member]
Debt (Details) - Part 4 [Line Items]
Proceeds from issuance of convertible debentures					$ 650,000
Debt instrument, interest rate during period					6.00%
Repayments of debt	$ 250,000
Debt instrument principal not redeemed by holder	$ 100,000